CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Financial Data for Reportable Operating Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues	$ 239,840	$ 214,970	$ 166,135
Cost of revenues	152,932	143,703	124,755
Gross profit	86,908	71,267	41,380
Research and development, net	35,640	31,336	26,303
Selling and marketing	21,694	21,512	16,871
General and administrative	18,850	15,587	14,063
Impairment of held for sale asset	(771)	(651)	0
Merger, acquisition and related litigation income, net	0	0	(53,633)
Operating income (loss)	9,953	2,181	37,776
Financial expenses, net	2,818	1,722	1,907
Income before taxes	7,135	459	35,869
Taxes on income	13,063	3,492	793
Net income	(5,928)	(3,033)	35,076
Depreciation and amortization expenses	11,608	10,991	10,291
Satellite Networks [Member]
Segment Reporting Information [Line Items]
Revenues	120,381	115,408	82,050
Cost of revenues	63,463	64,608	49,770
Gross profit	56,918	50,800	32,280
Research and development, net	26,045	22,210	17,995
Selling and marketing	18,043	18,434	14,448
General and administrative	7,506	6,019	7,190
Impairment of held for sale asset	0	0
Merger, acquisition and related litigation income, net			0
Operating income (loss)	5,324	4,137	(7,353)
Depreciation and amortization expenses	5,009	7,083	7,123
Integrated Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	61,376	50,054	39,120
Cost of revenues	43,742	33,429	30,259
Gross profit	17,634	16,625	8,861
Research and development, net	9,595	9,126	8,308
Selling and marketing	2,068	2,153	1,293
General and administrative	5,212	4,199	2,568
Impairment of held for sale asset	0	0
Merger, acquisition and related litigation income, net			0
Operating income (loss)	759	1,147	(3,308)
Depreciation and amortization expenses	3,093	2,649	1,995
Network Infrastructure and Services [Member]
Segment Reporting Information [Line Items]
Revenues	58,083	49,508	44,965
Cost of revenues	45,727	45,666	44,726
Gross profit	12,356	3,842	239
Research and development, net	0	0	0
Selling and marketing	1,583	925	1,130
General and administrative	6,132	5,369	4,305
Impairment of held for sale asset	0	0
Merger, acquisition and related litigation income, net			0
Operating income (loss)	4,641	(2,452)	(5,196)
Depreciation and amortization expenses	3,506	1,259	1,173
Unallocated [Member]
Segment Reporting Information [Line Items]
Revenues	0	0	0
Cost of revenues	0	0	0
Gross profit	0	0	0
Research and development, net	0	0	0
Selling and marketing	0	0	0
General and administrative	0	0	0
Impairment of held for sale asset	(771)	(651)
Merger, acquisition and related litigation income, net			(53,633)
Operating income (loss)	(771)	(651)	53,633
Depreciation and amortization expenses	$ 0	$ 0	$ 0